Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
8.
Leases

The Company leases facilities under non-cancellable operating leases, which have lease terms varying from one to five years. Total lease costs for the years ended December 31, 2023, 2024 and 2025 were US$3.2 million, US$2.8 million and US$2.3 million, respectively, included in cost of revenues, research and development, sales and marketing and general and administrative expenses in the Company’s consolidated statements of comprehensive (loss) income. Out of the total lease costs, there were US$0.2 million, US$0.2 million and US$0.2 million of expenses for short-term leases within 12 months for the years ended December 31, 2023, 2024 and 2025, respectively.

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	2,649	2,878	2,163
Right-of-use assets obtained in exchange for operating lease obligations	4,588	2,325	90

Lease term and discount rates were as follows:

	As of December 31,
	2024	2025
Weighted-average remaining lease term
Operating leases	1.7 years	1.3 years
Weighted-average discount rate
Operating leases	3.7%	3.1%

Maturities of lease liabilities were as follows:

As of December 31, 2025
(in US$ thousands)
2026	$1,771
2027	400
Total undiscounted lease payments	2,171
Less: imputed interest	(251)
Total present value of lease liabilities	$1,920